Note 4 - Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Warrants Disclosure [Text Block]

4. Warrants

Liability Classified Warrants

The Company uses the Black-Scholes option pricing model (BSM) to determine the fair value of its warrants at the date of issue and outstanding at each reporting date. The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds linearly interpolated to obtain a maturity period commensurate with the term of the warrants. Estimated volatility is a measure of the amount by which the Company's stock price is expected to fluctuate each year during the expected life of the warrants. Only the volatility of the Company's own stock is used in the Black-Scholes option pricing model.

The assumptions used in determining the fair value of the Company's outstanding liability classified warrants are as follows:

	September 30, 2023	December 31, 2022
Risk-free interest rate	5.1% to 5.6%	4.2% to 4.8%
Volatility	69.1% to 89.8%	63.1% to 76.3%
Expected life (years)	0.2 to 1.9	0.1 to 2.6
Dividend yield	—%	—%

A summary of the Company's liability classified warrant activity during the nine months ended September 30, 2023 and related information follows:

	Number of Shares	Range of Warrant Exercise		Weighted Average	Weighted Average Remaining Contractual
	Under Warrant	Price per Share		Exercise Price	Life (Years)
Balance at January 1, 2023	2,656,296	$6.30	$16.80	$9.49	1.7
Expired warrants	(384,415)	$13.92	$16.80	$16.22	—
Balance at September 30, 2023	2,271,881	$6.30	$12.12	$8.26	1.1
Exercisable at September 30, 2023	2,271,881	$6.30	$12.12	$8.26	1.1

For a summary of the changes in fair value associated with the Company's warrant liability for the nine months ended September 30, 2023, see Note 2 - Basis of presentation, principles of consolidation and significant accounting policies - Fair Value of Financial Instruments.

Equity Classified Warrants

In August 2023, the Company granted equity-classified warrants to purchase up to 100,000 shares of Company common stock with a five-year term and an exercise price of $0.62. The warrants vest based on performance of certain services. As of September 30, 2023, no related vesting criteria were met.

In June 2023, the Company granted equity-classified warrants to purchase 150,000 shares of common stock with a ten-year term and an exercise price of $0.60 vesting annually over four years while services are being performed.

At September 30, 2023, the Company had 896,501 equity classified warrants outstanding and 424,084 warrants were exercisable. At  December 31, 2022, the Company had 646,501 equity classified warrants outstanding and 400,859 warrants were exercisable.

The Company recorded stock compensation expense for the non-employee consulting agreements of $50,000 and $232,000 for the three months ended  September 30, 2023 and 2022, respectively, and $142,000 and $398,000 for the nine months ended September 30, 2023 and 2022, respectively. At  September 30, 2023, there was $446,000 of unrecognized stock compensation expense related to the Company's equity classified warrants.

5. Warrants

Upon its issuance of warrants to purchase shares of common stock, the Company evaluates the terms of the warrant issue to determine the appropriate accounting and classification of the warrant issue pursuant to FASB ASC Topic 480, Distinguishing Liabilities from Equity, FASB ASC Topic 505, Equity, FASB ASC 815, Derivatives and Hedging, and ASC 718, Compensation - Stock Compensation. Warrants are classified as liabilities when the Company may be required to settle a warrant exercise in cash and classified as equity when the Company settles a warrant exercise in shares of its common stock.

Liability classified warrants are valued at fair value at the date of issue and at each reporting date pursuant to FASB ASC 820, Fair Value Measurement, (ASC 820) and is reflected as a warrant liability on the Company's consolidated balance sheet with the change in the warrant liability during each reporting period is reflected as a gain (loss) from change in fair value of warrant liability in the Company's consolidated statement of operations.

Equity classified warrants issued to non-employees in exchange for services are accounted for in accordance with ASC 718 which requires all stock-based payments be recognized in the consolidated statements of operations based on their fair value. For further information, see Note 2. Basis of presentation, principles of consolidation and significant accounting policies – Stock-based Compensation.

At December 31, 2022 and 2021, the Company has the following warrants outstanding:

	Number of Shares Under Outstanding Warrants at December 31, 2022	Number of Shares Under Outstanding Warrants at December 31, 2021	Weighted Average Exercise Price at December 31, 2022	Remaining Contractual Life at December 31, 2022 (Years)
Liability Classified Warrants (1)
Issued February 2017	—	67,349	$—	—
Issued February 2018	378,951	378,951	16.80	0.6
Issued June 2018 (2)	123,836	123,836	12.20	0.9
Issued March 2019	263,507	263,507	6.60	1.2
Issued April 2019	875,001	875,001	10.50	1.3
Issued February 2020	1,015,001	1,015,001	6.30	2.6
	2,656,296	2,723,645	$9.49
Equity Classified Warrants
Issued July 2017 - Consulting (3)	—	25,001	$15.64	—
Issued August 2019 - Consulting	—	25,000	9.84	—
Issued April 2020 - Consulting	16,667	16,667	6.84	2.3
Issued December 2020 - Consulting	8,334	8,334	4.72	3.0
Issued April 2021 - Consulting	71,500	71,500	3.63	3.3
Issued August 2021 - Consulting	250,000	250,000	3.08	8.6
Issued June 2022 - Consulting	50,000	—	1.49	9.5
Issued September 2022 - Consulting	250,000	—	1.24	9.7
	646,501	396,502	$2.42
Balance outstanding	3,302,797	3,120,147	$8.10

(1) If the Company subdivides (by any stock split, stock dividend, recapitalization or otherwise) its outstanding shares of its common stock into a smaller number of shares, the warrant exercise price is proportionately reduced and the number of shares under outstanding warrants is proportionately increased. Additionally, if the Company combines (by combination, reverse stock split or otherwise) its outstanding shares of common stock into a smaller number of shares, the warrant exercise price is proportionately increased and the number of shares under outstanding warrants is proportionately decreased. Also, the Company may voluntarily reduce the warrant exercise price for its warrants issued in March 2019 and February 2017 and may voluntarily extend the contractual term of its warrants issued in February 2017.

(2) Includes warrants to purchase 118,372 shares at an exercise price of $12.12, expiring December 22, 2023, and warrants to purchase 5,464 shares at an exercise price of $13.92, expiring June 21, 2023.

(3) Includes warrants to purchase 16,667 shares at an exercise price of $14.46 and warrants to purchase 8,334 shares at an exercise price of $18.00.

Liability Classified Warrants

The Company uses the Black-Scholes option pricing model (BSM) to determine the fair value of its warrants at the date of issue and outstanding at each reporting date.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon US Treasury bonds linearly interpolated to obtain a maturity period commensurate with the term of the warrants.

Estimated volatility is a measure of the amount by which the Company's stock price is expected to fluctuate each year during the expected life of the warrants. Beginning in 2020, only the volatility of the Company's own stock is used in the BSM as it now has sufficient historic data in its stock price.

The assumptions used in determining the fair value of the Company’s outstanding liability classified warrants are as follows:

Year Ended December 31,
	2022	2021
Risk-free interest rate	4.2% to 4.8%	0.1% to 1.1%
Volatility	63.1% to 76.3%	71.8% to 114.5%
Expected life (years)	0.1 to 2.6	0.1 to 3.6
Dividend yield	—%	—%

A summary of the Company's liability classified warrant activity during the year ended December 31, 2022 and related information follows:

	Number of Shares Under Warrant	Range of Warrant Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2021	2,723,645	6.600 to16.8080	$9.46	2.6
Granted	—	6.300 to6.3030	$—	—
Exercised	—	6.600 to6.6060	$6.60	—
Expired	(67,349)	8.100 to9.0000	$8.42	—
Outstanding at December 31, 2022	2,656,296	6.300 to16.8080	$9.49	1.7

Vested and Exercisable at December 31, 2022	2,656,296	6.300 to16.8080	$9.49	1.7

For a summary of the changes in fair value associated with the Company's warrant liability for the years ended December 31, 2022 and 2021, see Note 2. Basis of presentation, principles of consolidation and significant accounting policies – Fair Value of Financial Instruments.

Equity Classified Warrants

In September 2022, the Company entered into a portfolio advisory agreement with a related party entity, associated with Dr. Waldemar Priebe, and in connection with the agreement, the Company granted equity-classified warrants to purchase 250,000 shares of common stock with a ten-year term and an exercise price of $1.24. The September 2022 warrants vest as follows: (a) 50% vests upon execution of the agreement, provided the advisor does not terminate the agreement prior to the first anniversary of the agreement; and (b) 50% vests 60 days after the end of the one-year term, subject to the Company's Board of Directors determining that the services provided have been adequately performed. In June 2022, the Company granted equity-classified warrants to purchase 50,000 shares of common stock with a ten-year term and an exercise price of $1.49 vesting annually over four years while services are being performed.

In August 2021, the Company entered into a portfolio development advisory agreement with a related party entity, associated with Dr. Waldemar Priebe, and in connection with the agreement, the Company granted equity-classified warrants to purchase 250,000 shares of common stock with a ten-year term and an exercise price of $3.08. The August 2021 warrants vest (a) 50% upon execution of the agreement, provided the advisor does not terminate the agreement prior to the end of the one-year term; and (b) 50% vests 60 days after the end of the one-year term, subject to the Company's Board of Directors determining that the services provided have been adequately performed. The Company's Board of Directors determined that the services had been adequately performed, and as such, the August 2021 warrants are fully vested. In April 2021, the Company granted equity-classified warrants to purchase 71,500 shares of common stock with a five-year term and an exercise price of $3.63 vesting quarterly over five years while services are being performed. Additionally, both the April 2021 and August 2021 warrants vest in full if there is a change of control event, as defined in the agreements.

At December 31, 2022 the Company had 646,501 equity classified warrants outstanding and 400,859 warrants were exercisable. At December 31, 2021, the Company had 396,502 equity classified warrants outstanding and 186,560 were exercisable.

The Company recorded stock compensation expense for the non-employee consulting agreements of $398,000 and $516,000 for the years ended December 31, 2022 and 2021, respectively. At December 31, 2022, there was $437,000 of unrecognized stock compensation expense related to the Company's equity-classified warrants.